Leases - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Leases [Abstract]
Lease agreement term	3 years
Average incremental borrowing rate applied to the lease liabilities	7.77%	7.77%
Depreciation expense	€ 197,770	€ 114,020	€ 100,000
Cash outflow for leases	200,000	100,000	100,000
Total expense related to short-term and low-value leases	€ 200,000	€ 300,000	€ 300,000